Accounts Receivable, net (Including Related and Unrelated Parties) (Details 1) (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 32,087,324	$ 47,403,346
Loss allowance for lifetime expected credit losses	150	1,112
Not past due [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 31,061,173	$ 46,529,408
Weighted-average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit losses	$ 1	$ 89
Past due less than 60 days [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 1,010,918	$ 862,373
Weighted-average loss rate	0.00%	0.05%
Loss allowance for lifetime expected credit losses	$ 4	$ 439
Past due 61~180 days [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 15,233	$ 11,090
Weighted-average loss rate	0.95%	0.98%
Loss allowance for lifetime expected credit losses	$ 145	$ 109
Past due over 180 days [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable		$ 475
Weighted-average loss rate		100.00%
Loss allowance for lifetime expected credit losses		$ 475